Investment Risks - Innovator International Developed 10 Buffer ETF - Quarterly	Oct. 31, 2024
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Member]
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Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Defined Outcome Strategy Risk [Member]
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Defined Outcome Strategy Risk.    The Fund, in employing a “defined outcome strategy” is subject to certain unique risks, which are detailed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 10% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked-in. Moreover, the quarterly imposition of a new Cap on future gains may make it difficult to recoup any losses from the prior Outcome Periods such that, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.

Capped Upside Return Risk.    The Fund’s strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the Underlying ETF to the extent of, those gains beyond the Cap. The Fund’s strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into, there may be little or no ability for that investor to experience an investment gain on their Shares. Due to the size of the Buffer over each quarterly Outcome Period, the Fund expects its Cap to be lower relative to other “defined outcome products” with an annual outcome period and/or a lower buffer. Further, because the FLEX Options are designed to produce returns that match the price return of the Underlying ETF (subject to the Cap) on the last day of the Outcome Period, if an investor sells Shares prior to the expiration date of the FLEX Options such investor may sell at a point where the Fund’s performance does not match the performance of the Underlying ETF over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the Underlying ETF. An investor that holds Shares through multiple Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Outcome Period, a new Cap will be established based on the then-current price of the Underlying ETF and any gains above the prior Cap will be forfeited.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide. In addition, because the Fund is designed to achieve Outcomes that change for each three-month Outcome Period, the Outcomes that are achieved by the Fund for a three-month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., one year) and any losses for such holders could exceed the performance for a fund with a longer Outcome Period.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increases in the price of the Underlying ETF over the Outcome Period, subject to a maximum return imposed by the Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by such investor may not match those that the Fund seeks to achieve. The Fund is subject to a Cap which may be lower relative to other “defined outcome products” and, as a result, any positive investment returns delivered by the Fund may be lower in comparison to such products and to that of the Underlying ETF.

Cap Change Risk.    A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

FLEX Options Risk [Member]
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FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time to until the FLEX Options expire.

Option Contracts Risk [Member]
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Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.  The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk [Member]
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Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk [Member]
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Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk [Member]
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Underlying ETF Risk.    The Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Currency Risk.    Changes in currency exchange rates affect the value of investments denominated in a non-U.S. currency. The value of investments held by the Underlying ETF (and therefore the value of the Underlying ETF), and therefore the value of the Fund’s FLEX Options, could change based on changes in currency exchange rates. The Fund’s NAV could therefore decline based on changes in the value of currencies or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Equity Securities Risk.    The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Non-U.S. Securities Risk.    An investment in securities of non-U.S. companies involves risks not associated with domestic issuers. The Underlying ETF invests in non-U.S. securities and therefore the Fund has exposure to such non-U.S. securities by virtue of its FLEX Options that reference the Underlying ETF. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

Large Capitalization Companies Risk.    The Underlying ETF invests in securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Asia Risk.    Through its investments in FLEX Options that reference the Underlying ETF, the Fund has exposure to securities of Asian issuers and therefore is subject to certain risks specifically associated with investments in the securities of Asian issuers. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade, and economic conditions in other countries within and outside Asia can impact these economies. Certain of these economies may be adversely affected by trade or policy disputes with its major trade partners. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Certain Asian countries have experienced and may in the future experience expropriation and nationalization of assets, confiscatory taxation, currency manipulation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. In particular, escalated tensions involving North Korea and any outbreak of hostilities involving North Korea could have a severe adverse effect on Asian economies. Governments of certain Asian countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions could have a significant effect on the issuers of the Fund’s securities or on economic conditions generally.

Europe Risk.    Through its investments in FLEX Options that reference the Underlying ETF, the Fund is subject to certain risks specifically associated with investments in the securities of European issuers. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. A significant number of countries in Europe are member states in the European Union (the “EU”), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In a 2016 referendum, the United Kingdom elected to withdraw from the EU (commonly referred to as “Brexit”). Brexit led to volatility in global financial markets, in particular those of the United Kingdom and across Europe, and the weakening in political, regulatory, consumer, corporate and financial confidence in the United Kingdom and Europe. Given the size and importance of the United Kingdom’s economy, uncertainty or unpredictability about its legal, political and/or economic relationships with Europe has been, and may continue to be, a source of instability and could lead to significant currency fluctuations and other adverse effects on international markets and international trade even under the post-Brexit trade guidelines. As the second largest economy among EU members, the implications of the United Kingdom’s withdrawal are difficult to gauge and cannot be fully known. Its departure may negatively impact the EU and Europe as a whole by causing volatility within the EU, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region). The uncertainty surrounding Brexit could negatively impact current and future economic conditions in the United Kingdom and other countries, which could negatively impact the value of the Underlying ETF’s investments (and therefore the Fund).

Japan Risk.    Through its investments in FLEX Options that reference the Underlying ETF, the Fund is subject to certain risks specifically associated with investments in the securities of Japanese issuers. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economy is characterized by government intervention and protectionism, reliance on oil imports, an unstable financial services sector and relatively high unemployment. Since 2000, Japan has experienced relatively low economic growth, and it may remain low in the future. Its economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, relatively low commodities prices, government support of the financial services sector and other government policies. Any changes or trends in these economic factors could have a significant impact on Japan’s markets overall and may negatively affect the Fund’s investments. Japan’s economy and equity market also share a strong correlation with U.S. markets and the Japanese economy may be affected by economic problems in the U.S. Japan’s geography also subjects it to an increased risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, all of which could negatively impact the Fund’s investments.

Correlation Risk [Member]
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Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options may vary prior to the expiration date because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction). Since the Underlying ETF has the potential to be more volatile than other funds, in the period between the beginning and end of the Outcome Period, it is possible that the degree of non-correlation between the value of the FLEX Options and the value of the Underlying ETF will be higher than if the FLEX Options utilized a less volatile fund as their reference asset.

Concentration Risk [Member]
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Concentration Risk.    Through its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk [Member]
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Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Investment Objective Risk [Member]
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Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) a significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options.

Liquidity Risk [Member]
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Liquidity Risk.    In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk [Member]
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Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk [Member]
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Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

New Fund Risk [Member]
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New Fund Risk.    The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

Risks Associated with ETFs [Member]
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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and may be forced to recognize gains. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in the market price of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk [Member]
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Tax Risk.    The Fund intends to qualify as a “regulated investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.